Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Not Adopted [Text Block]	Under our insider trading policy, none of our or our subsidiaries’ directors, officers, employees, family members of such persons, or trusts, corporations or other entities controlled by such persons may engage in any hedging transactions (including variable forward contracts, equity swaps, collars and exchange funds) that are designed to hedge or offset any decrease in the market value of our equity securities. For purposes of our insider trading policy, the term “family members” includes, with respect to our directors, officers and employees, their spouses, their minor children, adult family members who reside with them (including adult children away at school), anyone else who shares the same household with them and any immediate family members and family members who do not share the same household with them but whose transactions in our securities are directed by them or are subject to their influence or control